Derivative Instruments, Offsetting Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Offsetting Derivative Assets [Abstract]
Gross amounts of recognized assets	$ 34,008	$ 20,586
Gross amounts offset in the consolidated balance sheet	(597)	(2,297)
Net amounts of assets presented in the consolidated balance sheet	33,411	18,289
Gross amounts not offset in the consolidated balance sheet in financial instruments	(21,658)	(18,289)
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	(11,753)	0
Net amount	0	0
Interest Rate Swaps [Member]
Offsetting Derivative Assets [Abstract]
Gross amounts of recognized assets	30,438	17,921
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of assets presented in the consolidated balance sheet	30,438	17,921
Gross amounts not offset in the consolidated balance sheet in financial instruments	(30,438)	(17,921)
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	0	0
Net amount	0	0
Interest Rate Swaptions [Member]
Offsetting Derivative Assets [Abstract]
Gross amounts of recognized assets	245	368
Gross amounts offset in the consolidated balance sheet	0	0
Net amounts of assets presented in the consolidated balance sheet	245	368
Gross amounts not offset in the consolidated balance sheet in financial instruments	(245)	(368)
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	0	0
Net amount	0	0
TBAs [Member]
Offsetting Derivative Assets [Abstract]
Gross amounts of recognized assets	896	2,297
Gross amounts offset in the consolidated balance sheet	(597)	(2,297)
Net amounts of assets presented in the consolidated balance sheet	299	0
Gross amounts not offset in the consolidated balance sheet in financial instruments	(299)	0
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	0	0
Net amount	0	$ 0
Treasury Futures [Member]
Offsetting Derivative Assets [Abstract]
Gross amounts of recognized assets	2,429
Gross amounts offset in the consolidated balance sheet	0
Net amounts of assets presented in the consolidated balance sheet	2,429
Gross amounts not offset in the consolidated balance sheet in financial instruments	9,324
Gross amounts not offset in the consolidated balance sheet in cash collateral received (pledged)	(11,753)
Net amount	$ 0